ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following as of December 31, 2022 and 2021:

	2022	2021

Payroll and social security payable	$42,805	$167,470
Bonus payable	109,829	774,571
Other payables and accrued liabilities	160,452	86,169
Total Accounts Payable and Accrued Liabilities	$313,086	$1,028,210